Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 460	$ 478	$ 554
Operating Costs and Expenses	1,396	1,327	927
Non-operating Income and Expenses	40	39	41
Receivables	78	75		$ 3
Payables to related parties	385	539		$ 13
Customers' deposits	20	69
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	403	417	499
Operating Costs and Expenses	1,322	1,247	853
Non-operating Income and Expenses	38	37	38
Receivables	76	70
Payables to related parties	381	534
Customers' deposits	20	69
Acquisition of property, plant and equipment	173	32	398
Acquisition of intangible assets	0	1	0
Proceeds	0	0	10
Gain on Disposal	0	0	2
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	57	61	55
Operating Costs and Expenses	74	80	74
Non-operating Income and Expenses	2	2	$ 3
Receivables	2	5
Payables to related parties	4	5
Customers' deposits	$ 0	$ 0